Annual Fund Operating Expenses - REX Defensive Autocallable Income ETF [Member]	Aug. 10, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.74%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Expenses (as a percentage of Assets)	0.74%
Fee Waiver or Reimbursement	(0.09%)	[2]
Net Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement over Assets, Date of Termination	July 31, 2027

[1]	“Other Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year. The cost of investing in swap agreements and any costs embedded in the Underlying Reference Index are indirect expenses and are not included in the above fees and expenses table or reflected in the expense example. These costs will be, however, reflected in the Fund’s total return and performance information.
[2]	REX Advisers, LLC, the Fund’s investment adviser, has contractually agreed to waive a portion of the management fee equal to 0.09% of average daily net assets of the Fund at least through July 31, 2027. The agreement may be terminated by the Trust, on behalf of the Fund, for any reason and at any time and by the Fund’s investment adviser only after July 31, 2027 upon 30 days’ prior notice to the Trust.